Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Allocation Target Shares
Entity Central Index Key	0001221845
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000003891 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Series C Portfolio
Class Name	BATS: Series C Portfolio
Trading Symbol	BRACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: Series C Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series C Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2],[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
BATS: Series C Portfolio	5.62%	14.46%	1.72%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
Bloomberg U.S. Credit Index	5.66	13.81	1.07	2.79

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 456,840,337
Holdings Count | Holding	873
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$456,840,337
Number of Portfolio Holdings	873
Portfolio Turnover Rate	211%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	82.6%
U.S. Treasury Obligations	10.3%
Foreign Government Obligations	3.7%
Preferred Securities	1.5%
Municipal Bonds	1.3%
Foreign Agency Obligations	0.6%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	10.3%
AA/Aa	5.7%
A	31.8%
BBB/Baa	50.7%
BB/Ba	0.8%
N/R	0.7%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000003892 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Series M Portfolio
Class Name	BATS: Series M Portfolio
Trading Symbol	BRAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: Series M Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series M Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[4]
Expense Ratio, Percent	0.00%	[5],[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
BATS: Series M Portfolio	5.97%	13.06%	0.55%	1.82%
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
Bloomberg MBS Index	5.60	12.32	0.04	1.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,233,967,780
Holdings Count | Holding	1,154
Investment Company Portfolio Turnover	396.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,233,967,780
Number of Portfolio Holdings	1,154
Portfolio Turnover Rate	396%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	91.8%
Non-Agency Mortgage-Backed Securities	6.1%
Asset-Backed Securities	2.1%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	97.3%
AA/Aa	0.5%
A	0.2%
BBB/Baa	0.1%
N/R	1.9%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000003893 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Series S Portfolio
Class Name	BATS: Series S Portfolio
Trading Symbol	BRASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: Series S Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series S Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.00%	[8],[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
BATS: Series S Portfolio	4.38%	8.56%	2.33%	2.52%
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
ICE BofA 1-3 Year U.S. Treasury Index	3.84	6.74	1.52	1.42

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]	An index that is a subset of ICE BofA US Treasury Index including all securities with a remaining term to final maturity less than 3 years. On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year U.S. Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 391,181,350
Holdings Count | Holding	613
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$391,181,350
Number of Portfolio Holdings	613
Portfolio Turnover Rate	55%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	33.2%
Asset-Backed Securities	27.2%
U.S. Treasury Obligations	16.9%
U.S. Government Sponsored Agency Securities	13.0%
Non-Agency Mortgage-Backed Securities	9.4%
Foreign Government Obligations	0.3%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	62.4%
AA/Aa	2.2%
A	12.9%
BBB/Baa	17.8%
N/R	4.7%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000032703 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Series P Portfolio
Class Name	BATS: Series P Portfolio
Trading Symbol	BATPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: Series P Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series P Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[10]
Expense Ratio, Percent	0.00%	[11],[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
BATS: Series P Portfolio	0.10%	0.52%	5.07%	1.29%
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
Bloomberg U.S. Treasury 7-10 Year Bond Index	5.57	10.98	(0.69)	1.52
Bloomberg U.S. Bellwether 10 Year Swap Index	6.23	12.12	(1.29)	1.57

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,156,032
Holdings Count | Holding	15
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,156,032
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2024) Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	100.0%

C000144517 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Series E Portfolio
Class Name	BATS: Series E Portfolio
Trading Symbol	BATEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: Series E Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series E Portfolio	$0(a)	0.06%(b)
(a)	Rounds to less than $1.
(b)	Annualized.

Expenses Paid, Amount	$ 0	[13]
Expense Ratio, Percent	0.06%	[14]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
BATS: Series E Portfolio	5.39%	17.61%	3.15%	5.05%
Bloomberg Municipal Bond Index	2.69	10.37	1.39	2.52
Bloomberg Municipal High Yield Bond Index	5.88	17.38	3.07	4.52
Customized Reference Benchmark	4.77	15.20	2.56	N/A
Customized Reference Benchmark (prior)	3.80	12.78	2.00	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
Beginning July 29, 2024, the Fund started to compare its performance to that of the Customized Reference Benchmark comprised of 60% Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index, 20% Bloomberg Municipal Bond Rated Baa Index, and 20% Bloomberg Municipal Investment Grade ex BBB. Fund management believes that the new benchmark is more representative of the types of investments held within the Fund. The Customized Reference Benchmark commenced on September 30, 2016.
Prior to July 29, 2024, the Fund compared its performance to that of the prior Customized Reference Benchmark, which is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (65%) and the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (35%). The prior Customized Reference Benchmark commenced on September 30, 2016.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 491,888,736
Holdings Count | Holding	623
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$491,888,736
Number of Portfolio Holdings	623
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments
County/City/Special District/School District	31.9%
Transportation	16.9%
Utilities	15.9%
Education	14.5%
Health Care	11.5%
Tobacco	4.8%
Housing	4.5%
Credit quality allocation
Credit Rating(a)	Percent of Total Investments
AAA/Aaa	1.7%
AA/Aa	18.1%
A	15.5%
BBB/Baa	11.0%
BB/Ba	8.2%
B	1.2%
CCC/Caa	0.3%
N/R	44.0%
(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000146955 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Series A Portfolio
Class Name	BATS: Series A Portfolio
Trading Symbol	BATAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: Series A Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series A Portfolio	$0(a)	0.01%(b)
(a)	Rounds to less than $1.
(b)	Annualized.

Expenses Paid, Amount	$ 0	[15]
Expense Ratio, Percent	0.01%	[16]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
BATS: Series A Portfolio	5.03%	10.65%	3.30%	4.63%
Bloomberg U.S. Universal Index	5.40	12.08	0.70	2.15
Reference Benchmark	4.91	10.89	1.80	2.44

Performance Inception Date	Sep. 21, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,919,758,150
Holdings Count | Holding	1,641
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,919,758,150
Number of Portfolio Holdings	1,641
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Asset-Backed Securities	52.8%
Non-Agency Mortgage-Backed Securities	46.4%
Floating Rate Loan Interests	0.4%
U.S. Government Sponsored Agency Securities	0.4%
Corporate Bonds	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	38.4%
AA/Aa	6.9%
A	3.1%
BBB/Baa	3.7%
BB/Ba	3.6%
B	1.0%
CCC/Caa	1.9%
CC/Ca	2.0%
C	0.7%
D	0.1%
N/R	38.6%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000227189 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Series V Portfolio
Class Name	BATS: Series V Portfolio
Trading Symbol	BATVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: Series V Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series V Portfolio	$0(a)	0.01%(b)
(a)	Rounds to less than $1.
(b)	Annualized.

Expenses Paid, Amount	$ 0	[17]
Expense Ratio, Percent	0.01%	[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
BATS: Series V Portfolio	1.83%	3.58%	2.08%
Bloomberg Municipal Bond Index	2.69	10.37	0.15
SIFMA Municipal Swap Index	1.74	3.49	2.08

Performance Inception Date	May 05, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 128,807,392
Holdings Count | Holding	85
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$128,807,392
Number of Portfolio Holdings	85
Portfolio Turnover Rate	145%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments
County/City/Special District/School District	31.1%
Housing	24.0%
Health Care	18.2%
Education	12.1%
Utilities	11.3%
Transportation	3.3%

[1]	Rounds to less than $1.
[2]	Annualized.
[3]	Rounds to less than 0.01%.
[4]	Rounds to less than $1.
[5]	Annualized.
[6]	Rounds to less than 0.01%.
[7]	Rounds to less than $1.
[8]	Annualized.
[9]	Rounds to less than 0.01%.
[10]	Rounds to less than $1.
[11]	Annualized.
[12]	Rounds to less than 0.01%.
[13]	Rounds to less than $1.
[14]	Annualized.
[15]	Rounds to less than $1.
[16]	Annualized.
[17]	Rounds to less than $1.
[18]	Annualized.